Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary cash flow information
Schedule of additional information provided with respect to net cash provided by (used in) investing activities

Details for net cash provided by (used in) investing activities in € K
	2025	2024	2023
Details for acquisitions
Assets acquired	(23,055)	(231)	(3,770)
Liabilities assumed	2,747	—	—
Noncontrolling interests	3,494	—	567
Non-cash consideration	292	54	61
Cash paid	(16,522)	(177)	(3,142)
Less cash acquired	1,220	—	—
Net cash paid for acquisitions	(15,302)	(177)	(3,142)

Cash paid for investments	(2,002)	(14,345)	(5,694)
Cash paid for intangible assets	(4,668)	(8,544)	(26,366)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(21,972)	(23,066)	(35,202)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	202,140	629,749	172,201
Proceeds from divestitures	202,140	629,749	172,201

Schedule of reconciliation of debt to net cash provided by (used in) financing activities

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2025:

Reconciliation of debt to net cash provided by (used in) financing activities in € K
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2025	Flow	divestitures)	translation	and discounts	Other		2025

Short-term debt from unrelated parties	2,099	15,652	—	(722)	—	(14)		17,015
Long-term debt	6,836,108	782,968	227	(346,181)	10,113	4,646		7,287,881
Lease liabilities from unrelated parties	4,027,838	(623,323)	(2,010)	(395,778)	—	465,880	(1)	3,472,607
Lease liabilities from related parties	112,863	(25,715)	—	24	—	(69,070)	(1)	18,102
(1)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €143,211, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2024:

Reconciliation of debt to net cash provided by (used in) financing activities in € K
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2024	Flow	divestitures)	translation	and discounts	Other		2024

Short-term debt from unrelated parties	456,904	(455,687)	2,105	83	—	(1,306)		2,099
Long-term debt (excluding Accounts Receivable Facility)(1)	7,424,705	(772,949)	(2,593)	183,142	9,029	(5,226)		6,836,108
Accounts Receivable Facility(1)	22,857	(23,096)	—	477	—	(238)		—
Lease liabilities from unrelated parties	4,012,371	(651,686)	(53,764)	193,046	—	527,871	(2)	4,027,838
Lease liabilities from related parties	133,575	(24,827)	—	(20)	—	4,135	(2)	112,863
(1)	The Company maintained an accounts receivable securitization program (Accounts Receivable Facility) with a maximum capacity of $900,000 (€768,049 at the date of execution) and an ending term date of August 11, 2024. On May 31, 2024, the Company voluntarily terminated the Accounts Receivable Facility.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €148,420, net of interest paid (included in Net cash provided by (used in) operating activities), are included.